Fair Values For Other Postretirement Benefit Plans By Asset Category (Detail) - Other Postretirement Benefit Plan - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Total investments at fair value	$ 847	$ 1,238
Investments measured at NAV	516	522
Total Investments at fair value	1,363	1,760
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	131	162
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	463	768
US Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	23	21
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	170	208
International Bonds
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	60	79
Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments at fair value	661	923
Total Investments at fair value	661	923
Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	1
Level 1 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	463	752
Level 1 | US Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	22	19
Level 1 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	145	133
Level 1 | International Bonds
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	30	19
Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments at fair value	186	315
Total Investments at fair value	186	315
Level 2 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	130	162
Level 2 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value		16
Level 2 | US Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	1	2
Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	25	75
Level 2 | International Bonds
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	$ 30	$ 60